LOANS AND SERVICING (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded Investment
Impaired loans without a valuation allowance	$ 32	$ 2,315
Impaired loans with a valuation allowance	3,083	1,347
Unpaid Principal Balance
Impaired loans without a valuation allowance	32	2,315
Impaired loans with a valuation allowance	3,216	1,347
Related Allowance
Impaired loans with a valuation allowance	320	319
Average Recorded Investment
Impaired loans without a valuation allowance	1,351	897
Impaired loans with a valuation allowance	1,711	705
Interest Income Recognized
Impaired loans without a valuation allowance	23	114
Impaired loans with a valuation allowance	30	27
One- to four- family, residential loans
Recorded Investment
Impaired loans with a valuation allowance	658	898
Unpaid Principal Balance
Impaired loans with a valuation allowance	684	898
Related Allowance
Impaired loans with a valuation allowance	93	185
Average Recorded Investment
Impaired loans without a valuation allowance	176	16
Impaired loans with a valuation allowance	734	297
Interest Income Recognized
Impaired loans with a valuation allowance	10	7
Home equity loans and lines of credit
Recorded Investment
Impaired loans without a valuation allowance	32
Impaired loans with a valuation allowance	13	13
Unpaid Principal Balance
Impaired loans without a valuation allowance	32
Impaired loans with a valuation allowance	13	13
Related Allowance
Impaired loans with a valuation allowance	13	13
Average Recorded Investment
Impaired loans without a valuation allowance	30
Impaired loans with a valuation allowance	13	182
Interest Income Recognized
Impaired loans with a valuation allowance	1	1
Commercial real estate
Recorded Investment
Impaired loans without a valuation allowance		314
Impaired loans with a valuation allowance	2,412
Unpaid Principal Balance
Impaired loans without a valuation allowance		314
Impaired loans with a valuation allowance	2,519
Related Allowance
Impaired loans with a valuation allowance	214
Average Recorded Investment
Impaired loans without a valuation allowance		145
Impaired loans with a valuation allowance	958
Interest Income Recognized
Impaired loans without a valuation allowance		10
Impaired loans with a valuation allowance	19
Commercial business
Average Recorded Investment
Impaired loans without a valuation allowance		63
Impaired loans with a valuation allowance	6
Interest Income Recognized
Impaired loans without a valuation allowance		42
One-to-four family, construction loans
Recorded Investment
Impaired loans without a valuation allowance		732
Impaired loans with a valuation allowance		436
Unpaid Principal Balance
Impaired loans without a valuation allowance		732
Impaired loans with a valuation allowance		436
Related Allowance
Impaired loans with a valuation allowance		121
Average Recorded Investment
Impaired loans without a valuation allowance	801	225
Impaired loans with a valuation allowance		226
Interest Income Recognized
Impaired loans with a valuation allowance		19
Multi-family
Recorded Investment
Impaired loans without a valuation allowance		1,269
Unpaid Principal Balance
Impaired loans without a valuation allowance		1,269
Average Recorded Investment
Impaired loans without a valuation allowance	344	448
Interest Income Recognized
Impaired loans without a valuation allowance	$ 23	$ 62